CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Ordinary Shares Common Class A CNY (¥) shares	Ordinary Shares Common Class A USD ($) shares	Ordinary Shares Common Class B CNY (¥) shares	Ordinary Shares Common Class B USD ($) shares	Treasury Shares CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Retained Earnings (accumulated deficit) CNY (¥)	Non-controlling Interest CNY (¥)	Common Class A shares	Common Class B shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2017	¥ 327		¥ 74		¥ (255,103)	¥ 1,094,872	¥ 39,372	¥ 389,967				¥ 1,269,509
Balance, shares at Dec. 31, 2017 | shares	52,340,176	52,340,176	7,206,059	7,206,059
Net loss								(590,174)	¥ (2,025)			(592,199)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 4
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares						2,947						2,951
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	632,402	632,402
Foreign currency translation adjustment							11,100					11,100
Non-controlling interest contribution									1,050			1,050
Share-based compensation						124,253						124,253
Dividends								(42,955)				(42,955)
Purchase of Class A ordinary shares					(202,066)							(202,066)
Balance at Dec. 31, 2018	¥ 331		¥ 74		(457,169)	1,222,072	50,472	(243,162)	(975)			571,643
Balance, shares at Dec. 31, 2018 | shares	52,972,578	52,972,578	7,206,059	7,206,059
Net loss								(1,036,086)	(2,792)			(1,038,878)
Conversion of Class B ordinary shares to Class A ordinary shares	¥ 6
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares						3,329						3,335
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	833,956	833,956
Foreign currency translation adjustment							914					914
Non-controlling interest contribution									(750)			(750)
Share-based compensation						59,172						59,172
Balance at Dec. 31, 2019	¥ 337		¥ 74		(457,169)	1,284,573	51,386	(1,279,248)	(3,017)			(403,064)
Balance, shares at Dec. 31, 2019 | shares	53,806,534	53,806,534	7,206,059	7,206,059						53,806,534	7,206,059
Net loss								(766,643)	(4,550)			(771,000)	$ (118,190,000)
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares	¥ 12		¥ 0		0	3,342	0	0	0			3,354
Issuance of Class A ordinary shares upon exercise of share options and vesting of non-vested shares (shares) | shares	1,739,720	1,739,720	0	0
Foreign currency translation adjustment	¥ 0	$ 0	¥ 0	$ 0	0	0	(2,266)	0	0			(2,266)	$ (347,000)
Non-controlling interest contribution									(300)			(300)
Share-based compensation						36,246						36,246
Purchase of Class A ordinary shares					(2,646)							(2,646)
Balance at Dec. 31, 2020	¥ 349		¥ 74		¥ (459,815)	¥ 1,324,161	¥ 49,120	¥ (2,045,891)	¥ (7,267)			¥ (1,139,269)
Balance, shares at Dec. 31, 2020 | shares	55,546,254	55,546,254	7,206,059	7,206,059						55,546,254	7,206,059